Customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer Deposits [Line Items]
Financial liabilities held for trading	€ 70,343	€ 107,634	€ 107,624	€ 108,765
Financial liabilities designated at fair value through profit or loss	68,058	59,616	59,616	40,263
Financial liabilities at amortised cost	1,171,630	1,126,069	1,126,069	1,044,240
Total financial liabilities	187,909		190,314	149,398
Deposits
Customer Deposits [Line Items]
Financial liabilities held for trading		28,753	28,753	11,391
Financial liabilities designated at fair value through profit or loss	65,304	55,971	55,971	37,472
Financial liabilities at amortised cost	903,101	€ 883,320	883,320	791,646
Deposits - Customers
Customer Deposits [Line Items]
Financial liabilities held for trading			28,179	9,996
Financial liabilities designated at fair value through profit or loss	39,597		28,945	23,345
Financial liabilities at amortised cost	740,899		720,606	657,770
Total financial liabilities	780,496		777,730	691,111
Deposits - Customers | SPAIN
Customer Deposits [Line Items]
Total financial liabilities	267,210		260,181	181,888
Deposits - Customers | European Union (excluding Spain)
Customer Deposits [Line Items]
Total financial liabilities	309,615		318,580	295,059
Deposits - Customers | United States and Puerto Rico
Customer Deposits [Line Items]
Total financial liabilities	53,843		50,771	63,429
Deposits - Customers | Other OECD countries
Customer Deposits [Line Items]
Total financial liabilities	67,462		62,980	62,761
Deposits - Customers | Latin America (non-OECD)
Customer Deposits [Line Items]
Total financial liabilities	82,343		84,752	87,519
Deposits - Customers | Rest of World
Customer Deposits [Line Items]
Total financial liabilities	23		466	455
Deposits - Customers | Current Deposits From Customers [Member]
Customer Deposits [Line Items]
Total financial liabilities	346,345		328,217	279,494
Deposits - Customers | Savings Deposits [Member]
Customer Deposits [Line Items]
Total financial liabilities	196,493		189,845	180,611
Deposits - Customers | Other Demand Deposits [Member]
Customer Deposits [Line Items]
Total financial liabilities	5,873		7,010	7,156
Deposits - Customers | Fixed Term and Other Term Deposits [Member]
Customer Deposits [Line Items]
Total financial liabilities	195,540		195,285	176,581
Deposits - Customers | Home Purchase Savings Deposits [Member]
Customer Deposits [Line Items]
Total financial liabilities	40		45	50
Deposits - Customers | Discount Time Deposits [Member]
Customer Deposits [Line Items]
Total financial liabilities	3		3	448
Deposits - Customers | Hybrid Financial Liabilities Deposits [Member]
Customer Deposits [Line Items]
Total financial liabilities	3,419		4,295	3,986
Deposits - Customers | Subordinated liabilities
Customer Deposits [Line Items]
Total financial liabilities	23		21	24
Deposits - Customers | Repurchase Agreement [Member]
Customer Deposits [Line Items]
Total financial liabilities	€ 32,760		€ 53,009	€ 42,761